Stockholders’ Equity (Deficiency) (Details Narrative) (10-KT) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended					3 Months Ended				6 Months Ended	12 Months Ended
	May 10, 2018	Feb. 16, 2018	Feb. 13, 2018	Jan. 13, 2017	Aug. 31, 2015	Oct. 03, 2013	Mar. 31, 2017	Feb. 20, 2017	Jun. 24, 2016	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio												one-for-100	1 for 100
Warrant exercise price	$ 4.80		$ 4.25	$ 4.80													$ 4.25
Common stock , par value												$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Treasury stock shares acquired													90,000
Treasury stock shares acquired, value													$ 25
Additional compensation expense			$ 59									$ 24	147	$ 1,822			$ 3,905	$ 243
General and administrative expenses												693	803	2,476	$ 2,121		6,629	1,039
Annual retainer amount in monthly installments									$ 40
Percentage of issued and outstanding fully diluted shares									3.00%
One time bonus on completion of financing round									$ 150
Shares called by warrants	29,763			178,570
Fair value of warrants															$ 2,434		$ 2,434
Share price												$ 1	$ 1				$ 1	$ 1
Employees, Directors and Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized estimated compensation cost													$ 157
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted				492,624
Restricted stock units vested				246,312
Restricted stock units cancelled																246,312
Strategic Adviser [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price						$ 8.19
General and administrative expenses						$ 94
Shares called by warrants						85,474
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation expense								$ 13
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation expense													$ 17				$ 1,433
Restricted stock units granted															364,286
RSU [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards					3 years
Restricted stock units granted					11,781												7,854
Restricted stock units vested																	3,927
General and administrative expenses																	$ 1,961
RSU [Member] | Director [Member] | Restricted Shares Cancelled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General and administrative expenses																	844
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrants	$ 56			$ 480
Share price				$ 3.98								$ 2.96
Expected life				7 years								5 years 8 months 5 days
Exercise price				$ 4.80								$ 4.80
Expected dividend rate				0.00%								0.00%
Expected standard deviation				75.23%								84.54%
Risk-free interest rates				2.20%								2.87%
2013 Incentive Option Plan [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of awards										10 years	10 years
Ordinary shares reserved for issuance										466,676	466,676	98,704
Number of shares available for grant													55,770
Aggregate intrinsic value of outstanding options												$ 0	$ 0
Aggregate intrinsic value of exercisable options												$ 0	$ 0
Tranche A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction		$ 9,820
Warrant exercise price		$ 4.25
Option issued to purchase common stock		2,299,802
Tranche B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price		$ 4.25
Vested Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares									33.33%
Vested After 6 Month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares									33.33%
Vested After 12 Month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares									33.33%
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option issued to purchase common stock		4,599,604
Common stock , par value		$ 0.0001
Purchase price of stock		$ 0.01
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price												$ 4.25	$ 4.25
Minimum [Member] | 2013 Incentive Option Plan [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards										2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price												$ 6.90	$ 6.9
Maximum [Member] | 2013 Incentive Option Plan [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards										4 years	4 years
Securities Purchase and Registration Rights Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price per unit																		$ 0.01
Expiration period of awards																		5 years
Warrant exercise price							$ 6.9								$ 6.9			$ 6.90
Sale of stock, price per share																		$ 6.00
Total purchase price																		$ 10,210
Shares issued in merger transaction, value																		$ 1,170
Shares issued in merger transaction																		1,701,616
Direct and incremental costs							$ 199											$ 1,049
Warrants issued																		1,701,616
Aggregate consideration																		$ 15,000
Finance expenses							$ 15										$ 18	2,434
Debt conversion, converted instrument, shares issued				1,390,595			110,494
Debt conversion, converted instrument, amount				$ 3,955			$ 663
Stock issued during period, shares, new issues				6,473
Securities Purchase and Registration Rights Agreement [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction																		10,000
Securities Purchase and Registration Rights Agreement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction																		$ 25,000